COMMITMENTS AND CONTINGENCIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) installment item
Loss Contingencies [Line Items]
Number of installment | installment	5
Total amount of contract cost | $	$ 470
Number of contract | item	2